Income Taxes - Schedule of Components of Pretax (Loss) Income, (Benefit) Provision for Income Taxes and Effective Income Tax Rate (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of pretax (loss) income:
Domestic									$ (378)	$ (778)	$ (875)
Foreign									195	173	124
Total pretax (loss) income									(183)	(605)	(751)
Provision (benefit) for income taxes:
Federal									17	21	(301)
State and local									21	20	66
Foreign									44	46	11
Income tax expense (benefit)	$ 28	$ (23)	$ 40	$ 37	$ (15)	$ 29	$ 11	$ 62	$ 82	$ 87	$ (224)
Effective income tax rate									(45.00%)	(14.00%)	30.00%